Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We grant equity awards to our employees and directors on an annual basis. We may also grant equity awards to individuals upon hire or promotion or for retention purposes. We currently do not grant stock appreciation rights or similar option-like instruments. During the last fiscal year, neither our board, nor our compensation committee nor our chief executive officer under the delegation of authority granted to him by our board took material nonpublic information into account when determining the timing or terms of stock options, except that in accordance with our company’s equity awards practices the grant of awards were deferred until a date on which our company was not in possession of material nonpublic information. Under these practices, our annual equity awards are generally approved at the compensation committee or board meeting in February and granted on March 10 each year after the filing of our annual report on Form 10-K. As such, we did not grant stock options during periods in which there was material nonpublic information concerning our company, including (i) during blackout periods or (ii) at any time during the period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Equity awards are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed on the grant dates of such equity awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	We currently do not grant stock appreciation rights or similar option-like instruments. During the last fiscal year, neither our board, nor our compensation committee nor our chief executive officer under the delegation of authority granted to him by our board took material nonpublic information into account when determining the timing or terms of stock options, except that in accordance with our company’s equity awards practices the grant of awards were deferred until a date on which our company was not in possession of material nonpublic information. Under these practices, our annual equity awards are generally approved at the compensation committee or board meeting in February and granted on March 10 each year after the filing of our annual report on Form 10-K. As such, we did not grant stock options during periods in which there was material nonpublic information concerning our company, including (i) during blackout periods or (ii) at any time during the period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Equity awards are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed on the grant dates of such equity awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the last fiscal year, neither our board, nor our compensation committee nor our chief executive officer under the delegation of authority granted to him by our board took material nonpublic information into account when determining the timing or terms of stock options, except that in accordance with our company’s equity awards practices the grant of awards were deferred until a date on which our company was not in possession of material nonpublic information. Under these practices, our annual equity awards are generally approved at the compensation committee or board meeting in February and granted on March 10 each year after the filing of our annual report on Form 10-K. As such, we did not grant stock options during periods in which there was material nonpublic information concerning our company, including (i) during blackout periods or (ii) at any time during the period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Equity awards are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed on the grant dates of such equity awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false